Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Central Index Key	0000925950
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Oct. 01, 2018
Prospectus Date	Oct. 01, 2018
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-3
Prospectus:
Trading Symbol	SFTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class T
Prospectus:
Trading Symbol	TAFSX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FLTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLTTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	TFEBX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLLLX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-3
Prospectus:
Trading Symbol	HIMFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class T
Prospectus:
Trading Symbol	TAHHX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class F-3
Prospectus:
Trading Symbol	EXCAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class T
Prospectus:
Trading Symbol	TTCAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Prospectus:
Trading Symbol	TFNYX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Prospectus:
Trading Symbol	TATEX